CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Millions		Total	Variable post-charge-off third-party collection costs	Citigroup stockholders' equity	Preferred stock at aggregate liquidation value	Total Citigroup common stockholders’ equity	Common stock and additional paid-in capital (APIC)	Retained earnings	Retained earnings Variable post-charge-off third-party collection costs	[1]	Retained earnings Adjustment to opening balance for CECL adoption [1]	Retained earnings Adjusted balance	Treasury stock, at cost		Citigroup's accumulated other comprehensive income (loss)	Noncontrolling interests
Beginning of year balance, net of tax at Dec. 31, 2018					$ 18,460		$ 107,953	$ 151,347			$ 151	$ 151,498	$ (44,370)		$ (37,170)	$ 854
Balance, beginning of year (in shares) at Dec. 31, 2018					738		3,099,567						731,100
Increase (Decrease) in Stockholders' Equity
Accounting Standards Update [Extensible Enumeration]		Accounting Standards Update 2016-13
Change in Accounting Principle, Type [Extensible Enumeration]		Change in Accounting Principle, Other [Member]
Issuance of new preferred stock					$ 1,500
Issuance of new preferred stock (in shares)					60
Redemption of preferred stock					$ (1,980)
Redemption of preferred stock (in shares)					(79)
Employee benefit plans							$ (112)						$ 585	[2]
Employee benefit plans (in shares)							36						9,872	[2]
Preferred stock issuance costs (new issuances, net of reclassifications to retained earnings for redemptions)							$ (4)
Other							34	(18)								(7)
Citigroup’s net income		$ 19,401						19,401
Common dividends	[3]							(4,403)
Preferred dividends		(1,109)						(1,109)
Treasury stock acquired	[4]												$ (17,875)
Treasure stock acquired (in shares)	[4]												(264,252)
Transactions between Citigroup and the noncontrolling-interest shareholders																(169)
Net income attributable to noncontrolling-interest shareholders		19,467														66
Distributions paid to noncontrolling-interest shareholders																(40)
Other comprehensive income (loss)															852
Net change in noncontrolling interests																(150)
End of year balance, net of tax at Dec. 31, 2019		193,946		$ 193,242	$ 17,980	$ 175,262	$ 107,871	165,369	$ 330		$ (3,076)	$ 162,623	$ (61,660)		(36,318)	704
Balance, end of year (in shares) at Dec. 31, 2019					719	2,114,123	3,099,603						985,480
Increase (Decrease) in Stockholders' Equity
Issuance of new preferred stock					$ 3,000
Issuance of new preferred stock (in shares)					120
Redemption of preferred stock					$ (1,500)
Redemption of preferred stock (in shares)					(60)
Employee benefit plans							$ 5						$ 456	[2]
Employee benefit plans (in shares)							30						8,676	[2]
Preferred stock issuance costs (new issuances, net of reclassifications to retained earnings for redemptions)							$ (4)
Other							5	(4)								(6)
Citigroup’s net income		11,047	$ (330)					11,047
Common dividends	[3]							(4,299)
Preferred dividends		(1,095)						(1,095)
Treasury stock acquired	[4]												$ (2,925)
Treasure stock acquired (in shares)	[4]												(40,740)
Transactions between Citigroup and the noncontrolling-interest shareholders																(4)
Net income attributable to noncontrolling-interest shareholders		11,087														40
Distributions paid to noncontrolling-interest shareholders																(2)
Other comprehensive income (loss)															4,260	26
Net change in noncontrolling interests																54
End of year balance, net of tax at Dec. 31, 2020		200,200		199,442	$ 19,480	$ 179,962	$ 107,877	168,272					$ (64,129)		(32,058)	758
Balance, end of year (in shares) at Dec. 31, 2020					779	2,082,089	3,099,633						1,017,544
Increase (Decrease) in Stockholders' Equity
Issuance of new preferred stock					$ 3,300
Issuance of new preferred stock (in shares)					132
Redemption of preferred stock					$ (3,785)
Redemption of preferred stock (in shares)					(151)
Employee benefit plans							$ 85						$ 489	[2]
Employee benefit plans (in shares)							19						7,745	[2]
Preferred stock issuance costs (new issuances, net of reclassifications to retained earnings for redemptions)							$ 25
Other							47	(40)								(12)
Citigroup’s net income		21,952						21,952
Common dividends	[3]							(4,196)
Preferred dividends		(1,040)						(1,040)
Treasury stock acquired	[4]												$ (7,600)
Treasure stock acquired (in shares)	[4]												(105,498)
Transactions between Citigroup and the noncontrolling-interest shareholders																(10)
Net income attributable to noncontrolling-interest shareholders		22,025														73
Distributions paid to noncontrolling-interest shareholders																(10)
Other comprehensive income (loss)															(6,707)	(99)
Net change in noncontrolling interests																(58)
End of year balance, net of tax at Dec. 31, 2021		$ 202,672		$ 201,972	$ 18,995	$ 182,977	$ 108,034	$ 184,948					$ (71,240)		$ (38,765)	$ 700
Balance, end of year (in shares) at Dec. 31, 2021					760	1,984,355	3,099,652						1,115,297

[1]	See Note 1 for additional details.
[2]	Includes treasury stock related to (i) certain activity on employee stock option program exercises where the employee delivers existing shares to cover the option exercise, or (ii) under Citi’s employee restricted or deferred stock programs where shares are withheld to satisfy tax requirements.
[3]	Common dividends declared were $0.51 per share in the first, second, third and fourth quarters of 2021 and 2020; $0.45 per share in the first and second quarters of 2019 and $0.51 per share in the third and fourth quarters of 2019.
[4]	Primarily consists of open market purchases under Citi’s Board of Directors-approved common stock repurchase programs.